Offerings - Offering: 1	Apr. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 3,000,000.00
Amount of Registration Fee	$ 414.30
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $414.30 was paid in connection with the filing of the Schedule TO-I by First Trust Private Assets Fund (File No. 005-94462) on February 27, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.